Divestment (Details)			0 Months Ended			1 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)		Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] HKD	Dec. 31, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] EUR (€)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member] HKD	Jul. 25, 2013 Asm Pacific Technology Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of subsidiary shares sold (in shares)									47,424,500	47,424,500
Equity method investment, common stock, par value (in HK dollars per share)							0.10			90
Percentage of stake sold									11.88%	11.88%	12.00%
Cash proceeds									€ 413,196,000	4,191,980,000,000
Percent of subsidiary sold									51.96%	51.96%
Percent of associate purchased									40.08%	40.08%
Realized gain on sale 11.88% ASMPT shares								242,838,000	243,000,000
Non-consolidated ownership percentage			39.94%	40.08%	[1]	39.94%	39.94%	39.94%
Unrealized re-measurement gain on retained interest				1,156,000,000				1,155,625,000
Equity method investment, share price							64.90
Equity method investment, impairment charge			335,000,000					335,406,000
Equity method investment, common shares issued (in shares)						1,389,200	1,389,200
Equity method investment	943,954,000	278,000	943,676,000			943,676,000		943,676,000
Historical cost basis of investment			264,384,000			264,384,000		264,384,000
Basis difference			680,000,000			680,000,000		680,000,000
Basis difference allocated to property, plant and equipment and intangible assets			161,532,000			161,532,000		161,532,000
Basis difference, amount allocated to inventory, portion recognized as expense								40,000,000
Basis difference, amortization, net of tax								17,000,000
Market value of equity investment			€ 971,130,000			€ 971,130,000		€ 971,130,000

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.